FAIR VALUE MEASUREMENTS - Schedule of Fair Value of the Forward Purchase Agreement Derivative Liability (Details) - HCM II ACQUISITION CORP	Sep. 30, 2025 Y $ / shares	Mar. 26, 2025 Y $ / shares	Aug. 19, 2024
Probability of business combination
FAIR VALUE MEASUREMENTS
Fair Value Measurement Input	99	90
Underlying ordinary share price
FAIR VALUE MEASUREMENTS
Fair Value Measurement Input	16.41	10.8	9.98
Term (years)
FAIR VALUE MEASUREMENTS
Fair Value Measurement Input	0.08	0.42	7
Measurement Input, Risk Free Interest Rate [Member]
FAIR VALUE MEASUREMENTS
Fair Value Measurement Input	4.2	4.28	3.78
Volatility
FAIR VALUE MEASUREMENTS
Fair Value Measurement Input	77.5	10.73	9